Offerings	Aug. 28, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share
Fee Rate	0.01531%
Offering Note	(1) An unspecified amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities. (2) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) and is excluding this information in reliance on Rule 456(b) and Rule 457(r). Any registration fee will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.10 par value per share
Fee Rate	0.01531%
Offering Note	(1) An unspecified amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities. (2) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) and is excluding this information in reliance on Rule 456(b) and Rule 457(r). Any registration fee will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An unspecified amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities. (2) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) and is excluding this information in reliance on Rule 456(b) and Rule 457(r). Any registration fee will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).